Schedule of Actual Stock Options Issued and Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of stock options outstanding	51,832	184,147	256,304
Number of options vested (exercisable)	13,929
Grant date fair value | $	$ 154,331
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 6.65
Remaining contractual life (years)	1 year 9 months 25 days
Number of stock options outstanding	20,000
Number of options vested (exercisable)
Grant date fair value | $	$ 44,147
Exercise Price Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 5.55
Remaining contractual life (years)	1 year 10 months 24 days
Number of stock options outstanding	11,429
Number of options vested (exercisable)	11,429
Grant date fair value | $	$ 37,387
Exercise Price Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 5.60
Remaining contractual life (years)	3 years 7 months 2 days
Number of stock options outstanding	2,500
Number of options vested (exercisable)	2,500
Grant date fair value | $	$ 7,242
Exercise Price Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 7.53
Remaining contractual life (years)	4 years 9 months 14 days
Number of stock options outstanding	17,903
Number of options vested (exercisable)
Grant date fair value | $	$ 65,555